Related Party Transactions - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Receivables from employees and executive officers	$ 0	$ 0
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Related Party Transaction [Line Items]
Amount payable to parent company	3,928,000	4,779,000
Amount contributed to affiliate	$ 41,628,000	69,822,000
Sean E. Reilly and Kevin P. Reilly, Jr. [Member] | RTC Holdings, LLC [Member]
Related Party Transaction [Line Items]
Ownership interest in limited liability company	100.00%
Chief Executive Officer, Chairman of Board of Directors, President and Families [Member] | RTC Holdings, LLC [Member]
Related Party Transaction [Line Items]
Ownership interest in limited liability company	89.00%
EATEL CORP, LLC [Member] | RTC Holdings, LLC [Member]
Related Party Transaction [Line Items]
Aggregate amount paid on backup-recovery services	$ 311,000	302,000
Advertising services aggregate amount	$ 134,000	$ 137,000
Reilly Family, LLC [Member] | RTC Holdings, LLC [Member]
Related Party Transaction [Line Items]
Ownership interest in limited liability company	11.00%